Other Financial Assets And Liabilities - Effect on Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Forward Contracts, Currency Swap
Disclosure of detailed information about hedging instruments [line items]
Amount of Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	$ (105)	$ (76)
Amount of Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	(93)	(6)
Amounts of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	(76)	11
Amount of Gain (Losses) Recognized into income (Ineffective Portion)	(5)	1
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Amount of Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	55	21
Amount of Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	0	0
Amounts of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	6	(5)
Amount of Gain (Losses) Recognized into income (Ineffective Portion)	0	0
Cross currency swaps (receive euros/pay US$)
Disclosure of detailed information about hedging instruments [line items]
Amount of Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	72	(2)
Amount of Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	0	0
Amounts of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	0	(10)
Amount of Gain (Losses) Recognized into income (Ineffective Portion)	4	(1)
Commodity hedge
Disclosure of detailed information about hedging instruments [line items]
Amount of Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	(5)	29
Amount of Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	0	0
Amounts of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	26	24
Amount of Gain (Losses) Recognized into income (Ineffective Portion)	$ (8)	$ 0